Derivative Instruments Accounted for at Fair Value - Additional Information (Detail) kr in Millions			12 Months Ended
	Jul. 02, 2020	Nov. 02, 2018 NOK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 NOK (kr)	Dec. 23, 2020 USD ($)	Dec. 31, 2019 NOK (kr)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedges held			$ 0	$ 0
Description of Interest Rate Derivative Activities	On July 2, 2020, the Company entered into floating-to-fixed interest rate swap agreements with ING Capital Markets LLC (“ING”) and Societe Generale (“SocGen”) with a termination date of December 31, 2025, to run concurrently with the Terminal Facility. Under these agreements, the notional amounts of the swaps are 80% of the amounts drawn under the Terminal Facility.
Unrealized Gain loss on Derivatives			2,762,000	(615,000)	$ (5,154,000)
Restricted Cash			0				$ 20,000,000
Collateral amount held with swap provider			0	1,300,000
Derivative fair value of derivative asset amount offset against collateral			0
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability			2,900,000	5,800,000
Unrealized Gain loss on Derivatives			2,900,000	$ 600,000	$ 5,200,000
2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal | kr		kr 600				kr 600		kr 600
Outstanding secured borrowings, interest rate terms		The 2018 Bonds bear interest at a rate of 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
2018 Senior Secured Bonds [Member] | NORWAY
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal			71,700,000
Outstanding secured borrowings			$ 71,700,000			kr 600
Spread on variable rate			6.608%	6.608%		6.608%		6.608%
Outstanding secured borrowings, maturity year			2023
Outstanding secured borrowings, interest rate terms			6.608% plus 3-month U.S. LIBOR
Collateral amount held with swap provider			$ 0	$ 1,300,000
2018 Senior Secured Bonds [Member] | NORWAY | NIBOR [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Spread on variable rate			6.00%	6.00%		6.00%		6.00%
Outstanding secured borrowings, interest rate terms			6.0% plus 3-month NIBOR
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability			$ 100,000
Unrealized Gain loss on Derivatives			$ 60,000.00
Outstanding secured borrowings, interest rate terms			3-month LIBOR, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility.
Interest Rate Swap [Member] | ING And SocGen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative			$ 50,000.00